Leases (Tables)	12 Months Ended
May 29, 2011
Leases
Analysis Of Rent Expense

(in millions)	Fiscal Year
	2011	2010	2009
Restaurant minimum rent	$120.6	$111.7	$102.4
Restaurant percentage rent	5.3	5.1	6.6
Restaurant rent averaging expense	11.8	10.6	10.5
Transportation equipment	3.2	3.3	3.4
Office equipment	0.4	0.8	1.2
Office space	0.9	4.5	6.6
Warehouse space	0.5	0.5	0.5
Total rent expense	$142.7	$136.5	$131.2

Annual Future Lease Commitments

(in millions)
Fiscal Year	Capital	Operating
2012	$5.0	$ 135.6
2013	5.2	125.7
2014	5.4	109.3
2015	5.5	96.3
2016	5.6	81.4
Thereafter	73.0	251.8

Total future lease commitments	99.7	$ 800.1

Less imputed interest (at 6.5%)	(42.4)
Present value of future lease commitments	57.3
Less current maturities	(1.3)
Obligations under capital leases, net of current maturities	$56.0